Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
17.	PROPERTY, PLANT AND EQUIPMENT

	Properties	Computer equipment	Right-of- use assets	Total
	US$	US$	US$	US$
Cost:
As of January 1, 2023	—	20	—	20
Additions	15	57	219	291
Additions from acquisition of subsidiaries (Note 32(a))	135,592	79	254	135,925
Disposal of subsidiaries	(63,444)	(7)	—	(63,451)
Exchange realignment	(1,614)	1	19	(1,594)

As of December 31, 2023	70,549	150	492	71,191
Additions	226,165	8	544	226,717
Disposal of subsidiaries	—	—	(212)	(212)
Exchange realignment	2,060	(6)	(61)	1,993

As of December 31, 2024	298,774	152	763	299,689

Accumulated depreciation:
As of January 1, 2023	—	(8)	—	(8)
Charge for the year	(1,621)	(25)	(120)	(1,766)
Disposal of subsidiaries	623	5	—	628
Exchange realignment	11	—	(2)	9

As of December 31, 2023	(987)	(28)	(122)	(1,137)
Charge for the year	(6,426)	(31)	(273)	(6,730)
Disposal of subsidiaries	-	-	145	145
Exchange realignment	(506)	(2)	(10)	(518)

As of December 31, 2024	(7,919)	(61)	(260)	(8,240)

Carrying amount:
As of December 31, 2024	290,855	91	503	291,449

As of December 31, 2023	69,562	122	370	70,054

Properties of US$69,562 and US$267,926 were pledged for bank borrowings (Note 22) as of December 31, 2023 and 2024, respectively.

As of December 31, 2023 and 2024, the Group leases commercial premises for its operations. Lease contracts are entered into for fixed term of three years. In determining the lease term and assessing the length of the non-cancellable period, the Group applies the definition of a contract and determines the period for which the contract is enforceable. In addition, lease liabilities of US$382 and US$519 are recognized with related right-of-use assets of US$370 and US$503 as of December 31, 2023 and 2024, respectively. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.